JPMORGAN TRUST II
277 PARK AVENUE
NEW YORK, NEW YORK 10172
November 3, 2025
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust II (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File No. 2-95973 and 811-4236
Ladies and Gentlemen:
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information of the Funds listed in Appendix A do not differ from the prospectuses and Statement of Additional Information contained in the Post-Effective Amendment No. 349 (Amendment No. 350 under the Investment Company Act of 1940, as amended) filed electronically on October 22, 2025.
Please contact the undersigned at (212) 270-6803 or zach.vonnegut-gabovitch@jpmchase.com if you have any questions.
Very truly yours,
/s/ Zachary E. Vonnegut-Gabovitch
Zachary E. Vonnegut-Gabovitch
Assistant Secretary

APPENDIX A
JPMorgan Investor Funds
JPMorgan Investor Balanced Fund
JPMorgan Investor Conservative Growth Fund
JPMorgan Investor Growth and Income Fund
JPMorgan Investor Growth Fund
JPMorgan U.S. Equity Funds
Class A, Class C, Class I, Class L Shares Prospectus
JPMorgan Mid Cap Growth Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund
JPMorgan SMID Cap Equity Fund